SCHEDULE OF RESTATED CONSOLIDATED STATEMENT OF OPERATIONS AND OTHER COMPERHENSIVE LOSS (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Revenue
Total revenue	$ 334,882	$ 195,198		$ 620,992	$ 395,760	$ 830,519		$ 1,202,890
Cost of revenue
Total cost of revenue	(169,969)	(73,620)		(292,782)	(151,389)	(334,825)		(688,365)
Gross profit	164,913	121,578		328,210	244,371	495,694		514,525
Operating expenses:
General and administrative expenses	654,740	582,466		1,783,931	1,318,857	1,874,528		1,471,898
Total operating expenses	(654,740)	(582,466)		(2,150,123)	(1,318,857)	(2,368,426)	$ 1,244,516	(1,471,898)	$ 689,646
Other income (expenses)
Other income	90,387	574,438		168,400	1,574,404	187,282		146,711
Unrealized gain on related party transactions	34,498	(11,332)		(15,073)	2,521	68,787		(29,551)
Loss on equity method investment, related party		(10,446)		(14,744)	(63,645)	(33,898)		(100,949)
Total Other Income	86,186	552,660		81,753	1,513,280	222,171	2,215,619	16,211	990,110
Loss before provision for income taxes	(403,641)	91,772		(1,740,160)	438,794	(1,650,561)	971,103	(941,162)	300,464
Provision for income taxes		(154,707)			(329,880)		(422,230)		(186,923)
Net loss	(403,641)	(62,935)	$ 171,849	(1,740,160)	108,914	(1,650,561)	548,873	(941,162)	113,541
Less: Net profit attributable to Non-Controlling Interests	(15,718)	1,478		(15,399)	2,200	3,830		4,836
Net loss attributable to common shareholders	(387,923)	(64,413)		(1,724,761)	106,714	(1,654,391)	$ 548,873	(945,998)	$ 113,541
Other comprehensive (loss) income:
Foreign exchange translation adjustment	(151,246)	15,512		(64,428)	74,355	2,999		19,608
Total Other Comprehensive Income, Net of Tax:	(151,246)	15,512		(64,428)	74,355	2,999		19,608
Comprehensive Loss	(539,169)	(48,901)		(1,789,189)	181,069	(1,651,392)		(926,390)
Membership [Member]
Revenue
Total revenue					12,583	12,293		751,452
Cost of revenue
Total cost of revenue		(822)			(12,690)	(13,827)		(523,243)
Non Membership [Member]
Revenue
Total revenue	334,882	195,198		620,992	383,177	818,226		451,438
Cost of revenue
Total cost of revenue	$ (169,969)	$ (72,798)		$ (292,782)	(138,699)	$ (320,998)		(165,122)
Merger With H W H International Inc Nevada Corporation [Member]
Revenue
Total revenue					395,760
Cost of revenue
Total cost of revenue					(151,389)
Gross profit					244,371
Operating expenses:
General and administrative expenses					926,249
Total operating expenses					(926,249)
Other income (expenses)
Other income					100,006
Unrealized gain on related party transactions					2,521
Loss on equity method investment, related party					(63,645)
Total Other Income					38,882
Loss before provision for income taxes					(642,966)
Provision for income taxes
Net loss					(642,996)
Less: Net profit attributable to Non-Controlling Interests					2,200
Net loss attributable to common shareholders					(645,196)
Other comprehensive (loss) income:
Foreign exchange translation adjustment					74,355
Total Other Comprehensive Income, Net of Tax:					74,355
Comprehensive Loss					(570,841)
Merger With H W H International Inc Nevada Corporation [Member] | Membership [Member]
Revenue
Total revenue					12,583
Cost of revenue
Total cost of revenue					(12,690)
Merger With H W H International Inc Nevada Corporation [Member] | Non Membership [Member]
Revenue
Total revenue					383,177
Cost of revenue
Total cost of revenue					(138,699)
Previously Reported [Member]
Revenue
Total revenue								1,202,890
Cost of revenue
Total cost of revenue								(656,054)
Gross profit								546,836
Operating expenses:
General and administrative expenses					392,608			1,583,174
Total operating expenses					(392,608)			(1,583,174)
Other income (expenses)
Other income					1,474,398			147,209
Unrealized gain on related party transactions
Loss on equity method investment, related party
Total Other Income					1,474,398			147,209
Loss before provision for income taxes					1,081,790			(889,129)
Provision for income taxes					(329,880)
Net loss					751,910			(889,129)
Less: Net profit attributable to Non-Controlling Interests								4,836
Net loss attributable to common shareholders					751,910			(884,293)
Other comprehensive (loss) income:
Foreign exchange translation adjustment								24,444
Total Other Comprehensive Income, Net of Tax:								24,444
Comprehensive Loss					751,910			(859,849)
Previously Reported [Member] | Membership [Member]
Revenue
Total revenue								751,452
Cost of revenue
Total cost of revenue								(523,243)
Previously Reported [Member] | Non Membership [Member]
Revenue
Total revenue								451,438
Cost of revenue
Total cost of revenue								$ (132,811)